SCHEDULE OF ANTI-DILUTIVE BASIC AND DILUTED EARNINGS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Earnings Per Share	150,285,150	150,181,205	150,136,232	1,337,264
Stock Options [Member]
Antidilutive Earnings Per Share	12,471	5,664
Warrant [Member]
Antidilutive Earnings Per Share	254,134	165,252
Convertible Notes [Member]
Antidilutive Earnings Per Share		10,289	130,357	2,139
10% Promissory Note Originated In October 2019 [Member]
Antidilutive Earnings Per Share			5,875	188
Warrants [Member]
Antidilutive Earnings Per Share				937
Series A Preferred Stock [Member]
Antidilutive Earnings Per Share	150,000,000	150,000,000	150,000,000	1,334,000
Preferred B Stock [Member]
Antidilutive Earnings Per Share	18,535